STOCK-BASED COMPENSATION (Details) - 2015 Stock Option Plan [Member] - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Dividend yield	0.00%	0.00%
Weighted-average volatility
Expected dividends
Expected term (in years)	5 years
Minimum [Member]
Expected Volatility	70.10%	61.10%
Expected term (in years)		5 years
Risk-free rate	2.30%	2.80%
Maximum [Member]
Expected Volatility	72.20%	65.20%
Expected term (in years)		10 years
Risk-free rate	2.36%	3.15%